Note 19 - Financial Instruments (Details) - Fair Value Information of Hedging Instrument (Other Noncurrent Assets [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Interest rate swap asset	$ 27